Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net income	$ 621,974	$ 638,427
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,185	11,367
Amortization of right of use assets	1,598
Loss on disposal of property, plant and equipment	1,444
Accrued interest income from loans, net	(47,807)	(23,163)
Net investment (gain) loss	(88,846)	6,124
Provision for (reversal of) credit losses of receivables and advances to suppliers	71,984	(4,241)
Reversal of allowance for obsolete inventories	(4,469)	(2,853)
Deferred income tax	289,720	163,677
Changes in operating assets and liabilities:
Short-term investments – trading securities	400,374	3,742,348
Accounts receivable	(1,081,209)	(1,015,176)
Accounts receivable – related party	398,622	216,190
Advances to suppliers	469,979	44,047
Deferred offering cost	(130,134)	60,000
Inventories	(44,044)	(228,306)
Prepaid expenses and other current assets	(189,358)	34,285
Accounts payable	(109,021)	25,606
Advances from customers	73,900
Deferred revenue	(447,227)	313,257
Taxes payable	122,326	176,134
Operating lease liabilities	(1,598)
Due to related parties	571	(3,450)
Accrued expenses and other current liabilities	(123,095)	68,040
Net cash provided by operating activities	200,869	4,222,313
Investing Activities
Advance payment for software development	(346,635)	(122,207)
Loans to third parties	(2,986,321)	(6,176,843)
Repayment from third-party loans	600,000	207,247
Prepayment for office renovation	(123,597)
Purchases of property, plant and equipment	(140,536)
Purchases of held-to-maturity investments	(8,000,000)	(1,544,211)
Net cash used in investing activities	(10,997,089)	(7,636,014)
Financing activities:
Borrowing from third parties		3,088,422
Proceeds from issuance of ordinary shares	15,142,902
Net cash provided by financing activities	15,142,902	3,088,422
Effect of exchange rate changes on cash	(54,572)	(75,210)
Net increase (decrease) in cash	4,292,110	(400,489)
Cash at beginning of period	1,203,160	2,091,308
Cash at end of period	5,495,270	1,690,819
Supplemental disclosures of cash flow information:
Cash paid for income taxes	21,104	34,202
Cash paid for interest	80,159	94,969
Non-cash transactions:
Deferred offering cost	$ 1,049,367